Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 67,400	£ 65,300
Deposits by banks	33,855	20,958
Subordinated liabilities	2,228	2,556
Of which secured	45,100	38,700
Of which unsecured	£ 22,300	26,600
Unsecured debt issued	95.00%
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	£ 10,000
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	2,700
Wholesale fund amount	12,800
Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	2,300
Senior unsecured – privately placed	500
Subordinated liabilities and equity (incl. AT1)	700
Wholesale fund amount	54,600
Deposits by banks	200
Certificates of deposit and commercial paper	5,100
Covered bonds	12,500
Term Funding Scheme (TFS)	0
TFSME	31,900
Subordinated liabilities	1,400
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	67,400
Securitisation and structured issuance	0
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,100	2,200
Of which secured	200	400
Of which unsecured	2,900	1,800
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	800
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
≤ 1 month | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	200
Wholesale fund amount	2,300
Deposits by banks	200
Certificates of deposit and commercial paper	1,300
Covered bonds	0
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,100
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,200	5,600
Of which secured	0	1,600
Of which unsecured	3,200	4,000
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>1 and ≤ 3 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	3,200
Deposits by banks	0
Certificates of deposit and commercial paper	3,000
Covered bonds	0
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	200
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	3,200
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	2,800	8,000
Of which secured	900	5,200
Of which unsecured	1,900	2,800
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	400
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	1,200
>3 and ≤ 6 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	100
Wholesale fund amount	1,600
Deposits by banks	0
Certificates of deposit and commercial paper	700
Covered bonds	800
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	2,800
Securitisation and structured issuance	0
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	200	4,100
Of which secured	100	3,000
Of which unsecured	100	1,100
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>6 and ≤ 9 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	100
Wholesale fund amount	200
Deposits by banks	0
Certificates of deposit and commercial paper	100
Covered bonds	0
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	200
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	900	1,200
Of which secured	900	200
Of which unsecured	0	1,000
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>9 and ≤ 12 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	900
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	0
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	900
Securitisation and structured issuance	0
Sub-total ≤ 1 year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,200	21,100
Of which secured	2,100	10,400
Of which unsecured	8,100	10,700
Sub-total ≤ 1 year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,200
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	2,000
Sub-total ≤ 1 year | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	400
Wholesale fund amount	8,200
Deposits by banks	200
Certificates of deposit and commercial paper	5,100
Covered bonds	1,700
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	200
Sub-total ≤ 1 year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,200
Securitisation and structured issuance	0
>1 and ≤ 2 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,900	7,900
Of which secured	2,100	5,300
Of which unsecured	3,800	2,600
>1 and ≤ 2 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	3,000
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	3,000
>1 and ≤ 2 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	200
Wholesale fund amount	2,900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,900
Term Funding Scheme (TFS)	0
TFSME	0
Subordinated liabilities	500
>1 and ≤ 2 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,900
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	40,700	28,200
Of which secured	33,700	18,600
Of which unsecured	7,000	9,600
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	4,000
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,600
Wholesale fund amount	5,600
>2 and ≤ 5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,100
Senior unsecured – privately placed	300
Subordinated liabilities and equity (incl. AT1)	100
Wholesale fund amount	35,100
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	5,600
Term Funding Scheme (TFS)	0
TFSME	28,000
Subordinated liabilities	0
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	40,700
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,600	8,100
Of which secured	7,200	4,400
Of which unsecured	3,400	£ 3,700
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,800
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	300
Wholesale fund amount	2,200
>5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	200
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	8,400
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	3,300
Term Funding Scheme (TFS)	0
TFSME	3,900
Subordinated liabilities	700
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	10,600
Securitisation and structured issuance	£ 0